Note 15 - Intangible	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
15.	INTANGIBLE

	2018
	Brands	Distribution contracts	Software	Others	Total
Acquisition cost
Balance at end of previous year	3,514.7	2,333.3	1,144.6	540.7	7,533.3
Effect of movements in foreign exchange	252.3	2.3	(43.3)	12.1	223.4
Acquisitions	972.5	59.7	151.5	104.5	1,288.2
Disposal	–	–	4.2	46.6	50.8
Acquisitions through business combination	(39.2)	(28.1)	(16.2)	–	(83.5)
Disposals through exchange transaction of shareholdings	0.2	–	–	–	0.2
Transfers to other assets categories	2.7	25.9	205.7	(82.1)	152.2
Balance at end of year	4,703.2	2,393.1	1,446.5	621.8	9,164.6

Amortization and Impairment losses (i)
Balance at end of previous year	(1.9)	(1,894.6)	(711.8)	(250.3)	(2,858.6)
Effect of movements in foreign exchange	–	14.1	15.0	11.1	40.2
Effect of application of IAS 29 (hyperinflation)	–	(42.6)	(108.3)	(104.5)	(255.4)
Amortization	–	(114.6)	(152.0)	(36.0)	(302.6)
Disposal	–	28.0	16.2	–	44.2
Transfers to other assets categories	–	(2.1)	–	10.3	8.2
Balance at end of year	(1.9)	(2,011.8)	(940.9)	(369.4)	(3,324.0)
Carrying amount:
December 31, 2017	3,512.8	438.7	432.8	290.4	4,674.7
December 31, 2018	4,701.3	381.3	505.6	252.4	5,840.6

(i) The period of amortization of intangible assets of definite useful life is five
years is calculated at the annual rate of
20%
and recognized in income on a straight-line method.

	2017
	Brands	Distribution contracts	Software	Others	Total
Acquisition cost
Balance at end of previous year	4,160.8	2,319.4	888.5	460.7	7,829.4
Effect of movements in foreign exchange	(10.5)	7.5	(12.1)	(1.2)	(16.3)
Acquisitions	18.8	–	2.9	8.8	30.5
Acquisitions through business combination	(4.0)	–	–	–	(4.0)
Transfers to other assets categories	(650.4)	6.4	265.3	26.4	(352.3)
Others	–	–	–	46.0	46.0
Balance at end of year	3,514.7	2,333.3	1,144.6	540.7	7,533.3

Amortization and Impairment losses (i)
Balance at end of previous year	(1.9)	(1,760.8)	(597.0)	(223.8)	(2,583.5)
Effect of movements in foreign exchange	–	4.9	5.5	5.1	15.5
Amortization	–	(138.7)	(118.9)	(32.9)	(290.5)
Transfers to other assets categories	–	–	(1.4)	1.3	(0.1)
Balance at end of year	(1.9)	(1,894.6)	(711.8)	(250.3)	(2,858.6)
Carrying amount:
December 31, 2016	4,158.9	558.6	291.5	236.9	5,245.9
December 31, 2017	3,512.8	438.7	432.8	290.4	4,674.7

(i) The period of amortization of intangible assets of definite useful life is five
years and amortization is calculated at the annual rate of
20%
and recognized in income on a straight-line method.

The Company is the owner of some of the world’s leading brands in the beer industry. As a result, brands are expected to generate positive cash flows for as long as the Company owns the brands and accordingly have been assigned indefinite lives. The most representative brands that have been registered as result of fair value determination of past acquisitions are
Quilmes
in Argentina,
Pilsen
in Paraguay and Bolivia and
Presidente
and
Presidente Light
in Dominican Republic.

The carrying value of intangible assets with indefinite useful lives classified as brands was allocated to the following CGU:

	2018	2017
Argentina	1,180.0	348.8
Bolivia	664.3	567.1
Brazil	4.6	4.6
Canada	244.1	223.9
Chile	72.0	69.5
Luxembourg	339.6	339.6
Paraguay	496.9	447.5
Dominican Republic	1,580.0	1,396.6
Uruguay	119.8	115.2
	4,701.3	3,512.8

Intangible assets with indefinite useful lives have been tested for impairment at a cash-generating unit level basis consistent with the same approach described in Note
14
–
Goodwill
.